Schedule of Investments (unaudited)	iShares® MSCI Kokusai ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.0%
Ampol Ltd.	923	$21,796
ANZ Group Holdings Ltd.	10,323	186,267
APA Group	4,458	23,790
Aristocrat Leisure Ltd.	2,037	51,984
ASX Ltd.	615	25,123
Aurizon Holdings Ltd.	5,114	12,561
BHP Group Ltd.	17,451	478,613
BlueScope Steel Ltd.	1,806	26,359
Brambles Ltd.	5,233	49,230
CAR Group Ltd.	1,228	26,627
Cochlear Ltd.	242	50,483
Coles Group Ltd.	4,880	50,895
Commonwealth Bank of Australia	5,689	416,830
Computershare Ltd.	1,844	32,396
CSL Ltd.	1,655	294,054
Dexus	3,613	16,411
Endeavour Group Ltd./Australia	4,266	14,670
Fortescue Ltd.	5,956	98,717
Goodman Group.	6,011	121,420
GPT Group (The)	6,533	17,570
IDP Education Ltd.	692	7,215
Insurance Australia Group Ltd.	7,417	30,728
James Hardie Industries PLC(a)	1,500	51,567
Lottery Corp. Ltd. (The)	7,132	22,248
Macquarie Group Ltd.	1,236	147,997
Medibank Pvt Ltd.	9,490	21,750
Mineral Resources Ltd.	571	25,902
Mirvac Group	14,867	19,480
National Australia Bank Ltd.	10,729	232,578
Northern Star Resources Ltd.	3,728	35,337
Orica Ltd.	1,345	15,573
Origin Energy Ltd.	6,071	38,317
Pilbara Minerals Ltd.(b)	8,584	21,854
Qantas Airways Ltd.(a)	2,536	9,568
QBE Insurance Group Ltd.	5,279	60,386
Ramsay Health Care Ltd.	615	20,615
REA Group Ltd.	220	25,218
Reece Ltd.	999	17,722
Rio Tinto Ltd.	1,326	110,356
Santos Ltd.	10,836	53,176
Scentre Group	19,233	38,948
SEEK Ltd.	1,076	16,622
Seven Group Holdings Ltd.	560	13,608
Sonic Healthcare Ltd.	1,461	25,108
South32 Ltd.	16,636	37,955
Stockland	8,644	24,490
Suncorp Group Ltd.	4,228	45,157
Telstra Group Ltd.	14,637	34,582
Transurban Group	10,711	85,993
Treasury Wine Estates Ltd.	2,635	20,435
Vicinity Ltd.	11,335	13,881
Washington H Soul Pattinson & Co. Ltd.	730	15,277
Wesfarmers Ltd.	3,843	164,631
Westpac Banking Corp.	11,926	198,047
WiseTech Global Ltd.	637	37,527
Woodside Energy Group Ltd.	6,384	114,382
Woolworths Group Ltd.	4,184	85,844
Xero Ltd.(a)	511	39,673
		3,995,543
Security	Shares	Value

Austria — 0.1%
Erste Group Bank AG	1,230	$57,361
OMV AG	538	25,529
Verbund AG	231	17,647
voestalpine AG	423	11,296
		111,833
Belgium — 0.3%
Ageas SA/NV	462	21,207
Anheuser-Busch InBev SA/NV	2,923	174,719
Argenx SE(a)	203	75,833
D’ieteren Group	84	18,121
Elia Group SA/NV	121	11,650
Groupe Bruxelles Lambert NV	385	28,579
KBC Group NV	846	62,844
Lotus Bakeries NV	2	20,127
Sofina SA	74	17,322
Syensqo SA(a)	269	24,934
UCB SA	424	56,227
Umicore SA	692	15,328
Warehouses De Pauw CVA	503	13,301
		540,192
Canada — 3.3%
Agnico Eagle Mines Ltd.	1,668	105,630
Air Canada(a)	461	6,805
Alimentation Couche-Tard Inc.	2,634	145,988
AltaGas Ltd.	1,180	25,869
ARC Resources Ltd.	2,323	42,068
Bank of Montreal	2,503	223,582
Bank of Nova Scotia (The)	4,031	184,940
Barrick Gold Corp.	5,838	97,028
BCE Inc.	231	7,590
Brookfield Asset Management Ltd.	1,191	45,498
Brookfield Corp., Class A	4,765	191,133
Brookfield Renewable Corp., Class A	423	9,826
BRP Inc.	129	8,679
CAE Inc.(a)	976	18,830
Cameco Corp.	1,385	63,191
Canadian Apartment Properties REIT	269	8,373
Canadian Imperial Bank of Commerce	3,076	143,583
Canadian National Railway Co.	1,894	229,883
Canadian Natural Resources Ltd.	3,748	284,016
Canadian Pacific Kansas City Ltd.	3,193	250,495
Canadian Tire Corp. Ltd., Class A, NVS	148	14,297
Canadian Utilities Ltd., Class A, NVS	461	10,307
CCL Industries Inc., Class B, NVS	500	25,533
Cenovus Energy Inc.	4,893	100,515
CGI Inc.(a)	700	70,928
Constellation Software Inc./Canada	69	177,645
Descartes Systems Group Inc. (The)(a)	287	26,622
Dollarama Inc.	985	82,169
Element Fleet Management Corp.	1,328	21,194
Emera Inc.	1,077	36,324
Empire Co. Ltd., NVS	500	11,648
Enbridge Inc.	7,214	256,511
Fairfax Financial Holdings Ltd.	77	83,715
First Quantum Minerals Ltd.	2,756	34,994
FirstService Corp.	153	22,472
Fortis Inc./Canada	1,577	61,928
Franco-Nevada Corp.	653	78,608
George Weston Ltd.	209	27,505
GFL Environmental Inc.	800	25,529
Gildan Activewear Inc.	692	23,987

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Great-West Lifeco Inc.	1,000	$29,572
Hydro One Ltd.(c)	1,115	31,231
iA Financial Corp. Inc.	385	23,341
IGM Financial Inc.	280	6,999
Imperial Oil Ltd.	627	43,109
Intact Financial Corp.	615	101,083
Ivanhoe Mines Ltd., Class A(a)(b)	2,037	27,611
Keyera Corp.	692	17,754
Kinross Gold Corp.	3,959	25,537
Loblaw Companies Ltd.	577	63,272
Lundin Mining Corp.	2,229	25,453
Magna International Inc.	962	45,981
Manulife Financial Corp.	6,340	147,879
MEG Energy Corp.(a)	979	22,266
Metro Inc./CN	754	38,569
National Bank of Canada	1,153	92,582
Northland Power Inc.	653	9,966
Nutrien Ltd.	1,639	86,424
Onex Corp.	270	19,156
Open Text Corp.	884	31,214
Pan American Silver Corp.	1,235	22,777
Parkland Corp.	500	15,403
Pembina Pipeline Corp.	1,989	69,987
PowerCorp.ofCanada	1,998	53,235
Quebecor Inc., Class B	461	9,540
RB Global Inc.	615	44,004
Restaurant Brands International Inc.	1,064	80,721
RioCan REIT	500	6,334
Rogers Communications Inc., Class B, NVS	1,290	48,324
Royal Bank of Canada	4,835	467,783
Saputo Inc.	1,000	19,228
Shopify Inc., Class A(a)	4,166	292,481
Stantec Inc.	378	30,097
Sun Life Financial Inc.	1,921	98,084
Suncor Energy Inc.	4,442	169,497
TC Energy Corp.	3,504	125,535
Teck Resources Ltd., Class B	1,607	79,016
TELUS Corp.	1,499	24,075
TFI International Inc.	270	35,162
Thomson Reuters Corp.	539	81,411
TMX Group Ltd.	948	25,100
Toromont Industries Ltd.	270	24,712
Toronto-Dominion Bank (The)	6,227	369,418
Tourmaline Oil Corp.	1,038	50,729
West Fraser Timber Co. Ltd.	204	15,625
Wheaton Precious Metals Corp.	1,597	83,200
WSP Global Inc.	447	67,827
		6,583,742
Denmark — 1.0%
AP Moller - Maersk A/S, Class A	11	15,600
AP Moller - Maersk A/S, Class B, NVS	18	26,083
Carlsberg A/S, Class B	351	47,214
Coloplast A/S, Class B(b)	443	53,410
Danske Bank A/S	2,383	68,599
Demant A/S(a)	385	18,385
DSV A/S	639	90,782
Genmab A/S(a)	231	64,133
Novo Nordisk A/S	11,170	1,432,465
Novonesis (Novozymes) B, Class B	1,183	65,511
Orsted A/S(a)(c)	620	34,074
Pandora A/S	278	42,312
Rockwool A/S, Class B	38	12,388
Security	Shares	Value

Denmark (continued)
Svitzer A/S, NVS	58	$1,949
Tryg A/S	1,346	26,640
Vestas Wind Systems A/S(a)	3,306	88,596
		2,088,141
Finland — 0.3%
Elisa OYJ	538	24,258
Fortum OYJ	1,575	20,754
Kesko OYJ, Class B	923	15,758
Kone OYJ, Class B	1,114	54,304
Metso OYJ	2,245	25,452
Neste OYJ	1,422	32,236
Nokia OYJ	17,671	64,240
Nordea Bank Abp, New	10,844	127,073
Orion OYJ, Class B	346	13,216
Sampo OYJ, Class A	1,571	63,757
Stora Enso OYJ, Class R	1,806	24,057
UPM-Kymmene OYJ	1,869	65,499
Wartsila OYJ Abp	1,460	26,933
		557,537
France — 3.4%
Accor SA	654	28,662
Aeroports de Paris SA	115	14,607
AirLiquideSA	1,805	353,019
Airbus SE	2,051	337,508
Alstom SA	854	13,466
Amundi SA(c)	230	16,046
ArcelorMittal SA	1,766	44,120
Arkema SA	230	23,733
AXA SA	6,132	211,870
BioMerieux	154	16,371
BNP Paribas SA	3,553	255,680
Bollore SE	2,844	18,460
Bouygues SA	731	26,941
Bureau Veritas SA	1,158	33,774
Capgemini SE	531	111,606
Carrefour SA	1,960	32,974
Cie. de Saint-Gobain SA	1,513	119,652
Cie. Generale des Etablissements Michelin SCA	2,308	88,670
Covivio SA/France	192	9,557
Credit Agricole SA	3,887	60,144
Danone SA	2,232	139,695
Dassault Aviation SA	77	16,482
Dassault Systemes SE	2,305	90,476
Edenred SE	807	38,294
Eiffage SA	269	28,702
Engie SA	6,051	105,049
EssilorLuxottica SA	996	212,379
EurazeoSE	154	13,872
Eurofins Scientific SE	424	25,986
Euronext NV(c)	307	27,646
Gecina SA	176	17,970
Getlink SE	1,177	20,037
Hermes International SCA	107	256,157
Ipsen SA	115	13,988
Kering SA	251	87,968
Klepierre SA	730	19,602
La Francaise des Jeux SAEM(c)	307	11,569
Legrand SA	871	89,510
L'Oreal SA	820	384,460
LVMH Moet Hennessy Louis Vuitton SE	952	782,007
Orange SA	6,272	69,809

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Pernod Ricard SA	686	$103,752
Publicis Groupe SA	808	89,160
Remy Cointreau SA	77	7,305
Renault SA	653	32,345
Rexel SA	772	20,010
Safran SA	1,188	257,596
Sanofi SA	3,951	390,331
Sartorius Stedim Biotech	103	22,183
Schneider Electric SE	1,884	429,577
SEB SA	77	9,088
Societe Generale SA	2,394	64,506
Sodexo SA	308	26,819
STMicroelectronics NV	2,366	93,658
Teleperformance SE	193	17,483
Thales SA	347	58,319
TotalEnergiesSE	7,431	539,481
Unibail-Rodamco-Westfield, New(a)	399	33,250
Veolia Environnement SA	2,305	71,657
Vinci SA	1,725	202,129
Vivendi SE	2,421	24,631
Worldline SA/France(a)(c)	731	7,582
		6,769,380
Germany — 2.3%
adidas AG	549	132,300
Allianz SE, Registered	1,341	380,556
BASF SE	3,009	157,661
Bayer AG, Registered	3,376	98,480
Bayerische Motoren Werke AG	1,094	119,191
Bechtle AG	270	13,030
Beiersdorf AG	346	52,005
Brenntag SE	452	36,071
Carl Zeiss Meditec AG, Bearer	115	12,134
Commerzbank AG	3,766	55,971
Continental AG	347	22,489
Covestro AG(a)(c)	616	30,852
Daimler Truck Holding AG	1,831	82,571
Delivery Hero SE, Class A(a)(c)	538	15,052
Deutsche Bank AG, Registered	6,918	110,498
Deutsche Boerse AG	653	125,893
Deutsche Lufthansa AG, Registered(a)	1,653	11,830
Deutsche Post AG, Registered	3,383	141,646
Deutsche Telekom AG, Registered	11,295	258,718
E.ON SE	7,647	101,261
Evonik Industries AG	769	16,026
Fresenius Medical Care AG & Co. KGaA	654	27,535
Fresenius SE & Co. KGaA	1,422	42,433
GEA Group AG	621	25,064
Hannover Rueck SE	196	48,617
Heidelberg Materials AG	500	50,318
Henkel AG & Co. KGaA	384	27,613
Infineon Technologies AG	4,459	154,741
Knorr-Bremse AG	269	19,961
LEG Immobilien SE(a)	231	19,609
Mercedes-Benz Group AG	2,719	205,668
Merck KGaA	460	73,095
MTU Aero Engines AG	192	46,256
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	462	203,192
Nemetschek SE	192	16,967
Puma SE	346	15,975
QIAGEN NV, NVS	745	31,105
Rational AG	17	14,501
Security	Shares	Value

Germany (continued)
Rheinmetall AG	147	$81,004
RWE AG	2,100	73,155
SAP SE	3,593	648,778
Scout24 SE(c)	320	23,506
Siemens AG, Registered	2,604	487,816
Siemens Energy AG(a)	1,757	36,077
Siemens Healthineers AG(c)	923	51,187
Symrise AG, Class A	479	51,345
Talanx AG(a)	215	16,171
Volkswagen AG(b)	117	16,517
Vonovia SE	2,547	73,598
Zalando SE(a)(c)	769	20,121
		4,576,160
Hong Kong — 0.5%
AIA Group Ltd.	38,600	282,720
BOC Hong Kong Holdings Ltd.	12,000	36,781
CK Asset Holdings Ltd.	6,836	29,160
CK Hutchison Holdings Ltd.	8,836	42,914
CK Infrastructure Holdings Ltd.	2,000	11,298
CLP Holdings Ltd.	6,000	47,196
ESR Group Ltd.(c)	7,800	8,548
Futu Holdings Ltd., ADR(a)	171	10,997
Galaxy Entertainment Group Ltd.	7,000	31,408
Hang Lung Properties Ltd.	7,000	7,726
Hang Seng Bank Ltd.	2,600	34,285
Henderson Land Development Co. Ltd.	4,523	13,636
HKT Trust & HKT Ltd., Class SS	12,740	14,065
Hong Kong & China Gas Co. Ltd.	38,618	29,363
Hong Kong Exchanges & Clearing Ltd.	4,100	130,275
Hongkong Land Holdings Ltd.	3,800	12,142
Jardine Matheson Holdings Ltd.	500	19,185
Link REIT	8,840	37,878
MTR Corp. Ltd.	4,500	14,789
Power Assets Holdings Ltd.	4,500	25,813
Sands China Ltd.(a)	7,600	17,926
Sino Land Co. Ltd.	12,000	12,830
SITC International Holdings Co. Ltd.	4,000	8,674
Sun Hung Kai Properties Ltd.	5,500	50,737
Swire Pacific Ltd., Class A	1,500	12,703
Swire Properties Ltd.	4,000	8,273
Techtronic Industries Co. Ltd.	5,393	74,527
WH Group Ltd.(c)	27,000	19,625
Wharf Holdings Ltd. (The)	3,000	9,652
Wharf Real Estate Investment Co. Ltd.	6,000	18,615
		1,073,741
Ireland — 0.1%
AIB Group PLC	5,145	26,631
Bank of Ireland Group PLC	3,589	38,293
Kerry Group PLC, Class A	539	46,385
Kingspan Group PLC	538	47,854
Smurfit Kappa Group PLC	885	38,347
		197,510
Israel — 0.2%
Azrieli Group Ltd.	154	9,908
Bank Hapoalim BM	4,010	36,124
Bank Leumi Le-Israel BM	4,896	38,150
Check Point Software Technologies Ltd.(a)	346	51,699
CyberArk Software Ltd.(a)	131	31,342
Elbit Systems Ltd.	113	23,002
Global-e Online Ltd.(a)	308	10,327
ICL Group Ltd.	2,459	11,543

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares		Value

Israel (continued)
Isracard Ltd.	0	(d)	$1
Israel Discount Bank Ltd., Class A	4,151		21,291
Mizrahi Tefahot Bank Ltd.	424		15,440
Monday.com Ltd.(a)	105		19,880
Nice Ltd.(a)	231		51,654
Teva Pharmaceutical Industries Ltd., ADR(a)	3,689		51,830
Wix.com Ltd.(a)	193		22,942
			395,133
Italy — 0.8%
Amplifon SpA	423		14,122
Assicurazioni Generali SpA	3,613		88,094
Banco BPM SpA	4,157		27,293
Davide Campari-Milano NV	2,036		20,419
DiaSorin SpA	77		7,777
Enel SpA	27,774		182,543
Eni SpA	8,140		130,742
Ferrari NV	427		175,614
FinecoBank Banca Fineco SpA	2,072		31,742
Infrastrutture Wireless Italiane SpA(c)	845		9,056
Intesa Sanpaolo SpA	50,063		187,386
Leonardo SpA	939		21,580
Mediobanca Banca di Credito Finanziario SpA	2,190		31,116
Moncler SpA	723		49,223
Nexi SpA(a)(c)	2,186		12,718
Poste Italiane SpA(c)	1,806		22,942
Prysmian SpA	936		50,786
Recordati Industria Chimica e Farmaceutica SpA	384		20,434
Snam SpA	6,301		28,829
Stellantis NV	7,526		166,524
Telecom Italia SpA/Milano(a)(b)	33,891		8,035
Tenaris SA, NVS	1,614		26,804
Terna - Rete Elettrica Nazionale	4,535		36,334
UniCredit SpA	5,508		202,168
			1,552,281
Netherlands — 1.4%
ABN AMRO Bank NV, CVA(c)	1,575		25,229
Adyen NV(a)(c)	76		91,048
Aegon Ltd.	6,456		40,207
AerCap Holdings NV(a)	687		58,045
Akzo Nobel NV	615		40,579
ASM International NV	154		96,872
ASML Holding NV	1,379		1,201,127
ASR Nederland NV	544		27,221
BE Semiconductor Industries NV	263		34,893
Coca-Cola Europacific Partners PLC	653		47,029
DSM-Firmenich AG	651		73,013
EXOR NV, NVS	347		37,884
Heineken Holding NV	480		38,613
Heineken NV	979		95,276
IMCD NV	192		28,968
INGGroepNV	11,375		179,842
JDE Peet's NV	269		5,977
Koninklijke Ahold Delhaize NV	3,278		99,501
Koninklijke KPN NV	11,526		41,887
Koninklijke Philips NV(a)	2,683		71,250
NN Group NV	884		40,780
OCINV	356		9,575
Prosus NV	4,947		165,526
Randstad NV	423		21,214
Universal Music Group NV	2,765		81,333
Security	Shares	Value

Netherlands (continued)
Wolters Kluwer NV	852	$127,550
		2,780,439
New Zealand — 0.0%
Auckland International Airport Ltd.	4,906	22,693
EBOS Group Ltd.	548	11,321
Fisher & Paykel Healthcare Corp. Ltd.	1,960	32,826
Mercury NZ Ltd.	2,344	8,812
Meridian Energy Ltd.	4,574	16,172
Spark New Zealand Ltd.	6,032	16,954
		108,778
Norway — 0.2%
Adevinta ASA(a)	1,524	15,558
Aker BP ASA	1,118	27,115
DNB Bank ASA	2,998	52,253
Equinor ASA	3,101	82,513
Gjensidige Forsikring ASA	693	11,111
Kongsberg Gruppen ASA	302	21,319
Mowi ASA	1,482	26,019
Norsk Hydro ASA	4,534	27,863
Orkla ASA	2,767	18,822
Salmar ASA	199	12,519
Telenor ASA	2,536	29,199
Yara International ASA	577	16,447
		340,738
Portugal — 0.0%
EDP - Energias de Portugal SA	10,187	38,254
EDP Renovaveis SA	975	13,348
Galp Energia SGPS SA	1,767	37,957
Jeronimo Martins SGPS SA	961	19,770
		109,329
Singapore — 0.4%
CapitaLand Ascendas REIT	11,477	21,740
CapitaLand Integrated Commercial Trust	21,131	30,122
CapitaLand Investment Ltd/Singapore	9,700	18,758
City Developments Ltd.	1,600	7,171
DBS Group Holdings Ltd.	7,040	179,220
Genting Singapore Ltd.	19,300	12,880
Grab Holdings Ltd., Class A(a)	7,543	26,401
Jardine Cycle & Carriage Ltd.	400	7,719
Keppel Ltd.	4,300	21,508
Mapletree Logistics Trust	11,443	11,229
Mapletree Pan Asia Commercial Trust	7,700	7,056
Oversea-Chinese Banking Corp. Ltd.	11,525	119,648
Sea Ltd., ADR(a)	1,213	76,650
Seatrium Ltd.(a)(b)	157,208	11,230
Sembcorp Industries Ltd.	3,300	12,897
Singapore Airlines Ltd.(b)	6,100	29,107
Singapore Exchange Ltd.	2,200	15,007
Singapore Technologies Engineering Ltd.	4,700	13,806
Singapore Telecommunications Ltd.	26,900	46,652
United Overseas Bank Ltd.	4,300	95,420
Wilmar International Ltd.	7,700	18,100
		782,321
Spain — 0.7%
Acciona SA	83	9,595
ACS Actividades de Construccion y Servicios SA	688	27,555
Aena SME SA(c)	271	49,387
Amadeus IT Group SA	1,499	95,147
Banco Bilbao Vizcaya Argentaria SA	20,349	220,054
Banco Santander SA	55,950	272,232
CaixaBank SA	12,839	67,707

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Cellnex Telecom SA(c)	1,572	$51,962
Enagas SA	594	8,712
Endesa SA	1,039	18,947
Ferrovial SE	1,718	61,788
Grifols SA(a)(b)	1,039	9,509
Iberdrola SA	21,430	262,766
Industria de Diseno Textil SA	3,612	164,458
Redeia Corp. SA	961	16,043
Repsol SA	4,335	68,042
Telefonica SA	16,529	74,043
		1,477,947
Sweden — 0.8%
Alfa Laval AB	880	37,466
Assa Abloy AB, Class B	3,506	92,633
Atlas Copco AB, Class A	9,224	161,568
Atlas Copco AB, Class B	5,380	80,669
Beijer Ref AB, Class B	1,146	16,151
Boliden AB	884	29,052
Epiroc AB	2,306	42,632
Epiroc AB, Class B	1,345	22,295
EQT AB	1,375	37,097
Essity AB, Class B	2,037	50,823
Evolution AB(c)	664	73,362
Fastighets AB Balder, Class B(a)	2,076	13,086
Getinge AB, Class B	769	16,189
H & M Hennes & Mauritz AB, Class B	2,421	38,481
Hexagon AB, Class B	7,200	75,319
Holmen AB, Class B	317	12,346
Husqvarna AB, Class B	1,077	8,736
Industrivarden AB, Class A	423	13,622
Industrivarden AB, Class C	500	16,075
Indutrade AB	924	21,257
Investment AB Latour, Class B	500	12,048
Investor AB, Class B	6,146	150,532
L E Lundbergforetagen AB, Class B	270	13,308
Lifco AB, Class B	770	18,656
Nibe Industrier AB, Class B	4,842	22,342
Saab AB, Class B	275	21,771
Sagax AB, Class B	538	13,473
Sandvik AB	3,728	74,312
Securitas AB, Class B	1,811	18,149
Skandinaviska Enskilda Banken AB, Class A	5,340	69,935
Skanska AB, Class B	1,269	21,799
SKF AB, Class B	950	19,530
Svenska Cellulosa AB SCA, Class B	1,922	28,167
Svenska Handelsbanken AB, Class A	5,274	45,226
Swedbank AB, Class A	3,113	59,528
Swedish Orphan Biovitrum AB(a)	652	16,885
Tele2 AB, Class B	1,448	13,506
Telefonaktiebolaget LM Ericsson, Class B	9,990	50,698
Telia Co. AB	8,952	20,478
Volvo AB, Class A	692	18,225
Volvo AB, Class B	5,103	129,888
Volvo Car AB(a)(b)	2,015	6,255
		1,703,570
Switzerland — 2.5%
ABB Ltd., Registered	5,472	265,876
Adecco Group AG, Registered	577	20,185
Alcon Inc.	1,698	130,197
Avolta AG, Registered(a)	337	12,744
Bachem Holding AG	80	6,941
Security	Shares	Value

Switzerland (continued)
Baloise Holding AG, Registered	154	$23,271
Banque Cantonale Vaudoise, Registered	103	10,771
Barry Callebaut AG, Registered	12	19,392
BKW AG	73	10,836
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	8	92,152
Cie. Financiere Richemont SA, Class A, Registered	1,840	254,338
Clariant AG, Registered	615	9,201
EMS-Chemie Holding AG, Registered	24	19,148
Geberit AG, Registered	114	60,851
Givaudan SA, Registered	33	141,133
Helvetia Holding AG, Registered	127	16,612
Holcim AG	1,766	147,828
Julius Baer Group Ltd.	752	40,351
Kuehne + Nagel International AG, Registered	192	50,745
Logitech International SA, Registered	534	41,576
Lonza Group AG, Registered	254	140,206
Nestle SA, Registered	9,121	915,750
Novartis AG, Registered	7,054	684,643
Partners Group Holding AG	78	100,352
Roche Holding AG, Bearer	103	27,095
Roche Holding AG, NVS	2,419	579,627
Sandoz Group AG(a)	1,521	51,694
Schindler Holding AG, Participation Certificates, NVS	154	38,386
Schindler Holding AG, Registered	77	18,761
SGS SA	535	47,110
SIG Group AG	1,027	20,523
Sika AG, Registered	527	149,911
Sonova Holding AG, Registered	163	45,058
Straumann Holding AG	390	51,846
Swatch Group AG (The), Bearer	93	19,540
Swatch Group AG (The), Registered	154	6,385
Swiss Life Holding AG, Registered	101	68,150
Swiss Prime Site AG, Registered	234	21,606
Swiss Re AG	1,050	114,141
Swisscom AG, Registered	97	53,215
Temenos AG, Registered	231	14,370
UBS Group AG, Registered	11,140	292,573
VAT Group AG(c)	95	47,297
Zurich Insurance Group AG	497	240,571
		5,122,958
United Kingdom — 4.2%
3i Group PLC	3,382	120,830
abrdn PLC	7,032	12,823
Admiral Group PLC	931	31,689
Anglo American PLC	4,212	137,638
Antofagasta PLC	1,192	32,699
Ashtead Group PLC	1,537	111,605
Associated British Foods PLC	1,230	40,710
AstraZeneca PLC	5,268	796,779
Auto Trader Group PLC(c)	2,773	24,041
Aviva PLC	8,774	50,943
BAE Systems PLC	10,372	172,509
Barclays PLC	52,677	132,814
Barratt Developments PLC	3,306	18,679
Berkeley Group Holdings PLC	423	24,841
BP PLC	57,609	371,327
British American Tobacco PLC	6,889	202,235
BT Group PLC	23,669	30,268
Bunzl PLC	1,192	45,711
Burberry Group PLC	1,167	16,698
Centrica PLC	19,337	30,867

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Coca-Cola HBC AG, Class DI	654	$21,110
Compass Group PLC	5,755	160,068
CRH PLC	2,390	185,084
Croda International PLC	500	28,638
DCC PLC	346	23,629
Diageo PLC	7,796	269,427
Endeavour Mining PLC	632	13,381
Entain PLC	2,249	21,942
Experian PLC	3,186	128,504
Flutter Entertainment PLC(a)	593	109,859
Glencore PLC	34,847	202,759
GSK PLC	14,030	291,079
Haleon PLC	23,990	101,318
Halma PLC	1,307	35,821
Hargreaves Lansdown PLC	1,191	12,035
Hikma Pharmaceuticals PLC	692	16,615
HSBC Holdings PLC	66,230	574,078
Imperial Brands PLC	2,874	65,671
Informa PLC	4,688	46,411
InterContinental Hotels Group PLC	572	55,789
Intertek Group PLC	577	35,512
J Sainsbury PLC	5,379	17,644
JD Sports Fashion PLC	9,337	13,368
Kingfisher PLC	7,378	22,727
Land Securities Group PLC	2,613	21,118
Legal & General Group PLC	19,670	57,741
Lloyds Banking Group PLC	215,989	139,396
London Stock Exchange Group PLC	1,442	158,966
M&G PLC	9,106	22,797
Melrose Industries PLC	4,577	35,958
Mondi PLC, NVS	1,536	29,154
National Grid PLC	13,005	170,589
NatWest Group PLC, NVS	18,336	69,207
Next PLC	424	47,555
Ocado Group PLC(a)	1,538	6,734
Pearson PLC	2,459	29,837
Persimmon PLC	1,039	16,825
Phoenix Group Holdings PLC	2,902	17,675
Prudential PLC	9,215	80,146
Reckitt Benckiser Group PLC	2,449	136,916
RELX PLC	6,448	264,928
Rentokil Initial PLC	8,442	42,615
Rio Tinto PLC	3,866	261,576
Rolls-Royce Holdings PLC(a)	29,633	151,959
Sage Group PLC (The)	3,690	53,508
Schroders PLC	2,488	10,908
Segro PLC	4,692	49,351
Severn Trent PLC	807	24,875
Shell PLC	22,491	799,524
Smith & Nephew PLC	2,997	36,311
Smiths Group PLC	1,346	27,135
Spirax-Sarco Engineering PLC	269	29,600
SSE PLC	3,675	76,390
St. James's Place PLC	1,806	9,773
Standard Chartered PLC	7,504	64,471
Taylor Wimpey PLC	13,794	22,603
Tesco PLC	23,402	86,402
Unilever PLC	8,521	440,798
United Utilities Group PLC	2,267	29,551
Vodafone Group PLC	78,017	65,792
Whitbread PLC	692	27,274
Wise PLC, Class A(a)	2,092	20,105
Security	Shares	Value

United Kingdom (continued)
WPP PLC	3,630	$36,384
		8,530,622
United States — 75.1%
3M Co.	1,909	184,238
A O Smith Corp.	385	31,893
Abbott Laboratories	5,961	631,687
AbbVie Inc.	6,081	989,014
Accenture PLC, Class A	2,155	648,461
Adobe Inc.(a)	1,546	715,535
Advanced Micro Devices Inc.(a)	5,530	875,841
AECOM	447	41,285
AES Corp. (The)	2,113	37,823
Aflac Inc.	1,943	162,532
Agilent Technologies Inc.	999	136,903
Air Products and Chemicals Inc.	755	178,437
Airbnb Inc.(a)	1,515	240,234
Akamai Technologies Inc.(a)	538	54,300
Albemarle Corp.	385	46,319
Albertsons Companies Inc., Class A	1,320	26,928
Alexandria Real Estate Equities Inc.	559	64,771
Align Technology Inc.(a)	263	74,266
Allegion PLC	331	40,236
Alliant Energy Corp.	929	46,264
Allstate Corp. (The)	917	155,945
Ally Financial Inc.	868	33,288
Alnylam Pharmaceuticals Inc.(a)	416	59,883
Alphabet Inc., Class A(a)	20,312	3,306,387
Alphabet Inc., Class C, NVS(a)	17,691	2,912,646
Altria Group Inc.	6,030	264,174
Amazon.com Inc.(a)	31,948	5,590,900
Amcor PLC	5,148	46,023
Ameren Corp.	936	69,142
American Electric Power Co. Inc.	1,774	152,617
American Express Co.	1,996	467,124
American Financial Group Inc./OH	243	31,043
American Homes 4 Rent, Class A	1,058	37,876
American International Group Inc.	2,435	183,380
American Tower Corp.	1,620	277,927
American Water Works Co. Inc.	663	81,098
Ameriprise Financial Inc.	354	145,774
AMETEK Inc.	790	137,981
Amgen Inc.	1,847	505,967
Amphenol Corp., Class A	2,037	246,009
Analog Devices Inc.	1,694	339,833
Annaly Capital Management Inc.	1,627	30,490
Ansys Inc.(a)	307	99,738
Aon PLC, Class A	680	191,767
APA Corp.	1,130	35,527
Apollo Global Management Inc.	1,386	150,215
Apple Inc.	50,433	8,590,253
Applied Materials Inc.	2,849	565,954
AppLovin Corp., Class A(a)	653	46,082
Aptiv PLC(a)	999	70,929
Arch Capital Group Ltd.(a)	1,289	120,573
Archer-Daniels-Midland Co.	1,825	107,055
Ares Management Corp., Class A	586	77,991
Arista Networks Inc.(a)	912	233,983
Arthur J Gallagher & Co.	744	174,609
Aspen Technology Inc.(a)	98	19,293
Assurant Inc.	181	31,566
AT&T Inc.	24,333	410,984
Atlassian Corp., NVS(a)	509	87,701

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Atmos Energy Corp.	528	$62,251
Autodesk Inc.(a)	731	155,593
Automatic Data Processing Inc.	1,418	343,000
AutoZone Inc.(a)	62	183,297
AvalonBay Communities Inc.	503	95,354
Avantor Inc.(a)	2,349	56,916
Avery Dennison Corp.	269	58,448
Axon Enterprise Inc.(a)	233	73,083
Baker Hughes Co., Class A	3,502	114,235
Ball Corp.	1,076	74,857
Bank of America Corp.	24,497	906,634
Bank of New York Mellon Corp. (The)	2,597	146,705
Bath & Body Works Inc.	808	36,699
Baxter International Inc.	1,720	69,436
Becton Dickinson and Co.	995	233,427
Bentley Systems Inc., Class B	756	39,713
Berkshire Hathaway Inc., Class B(a)	4,508	1,788,459
Best Buy Co. Inc.	672	49,486
BILL Holdings Inc.(a)	339	21,140
Biogen Inc.(a)	500	107,410
BioMarin Pharmaceutical Inc.(a)	615	49,667
Bio-Rad Laboratories Inc., Class A(a)	77	20,771
Bio-Techne Corp.	556	35,145
BlackRock Inc.(e)	507	382,602
Blackstone Inc., NVS	2,461	286,977
Block Inc.(a)	1,858	135,634
Boeing Co. (The)(a)	1,957	328,463
Booking Holdings Inc.	122	421,148
Booz Allen Hamilton Holding Corp., Class A	475	70,143
BorgWarner Inc.	733	24,020
Boston Properties Inc.	533	32,987
Boston Scientific Corp.(a)	5,021	360,859
Bristol-Myers Squibb Co.	7,060	310,216
Broadcom Inc.	1,529	1,988,113
Broadridge Financial Solutions Inc.	385	74,463
Brown & Brown Inc.	859	70,043
Brown-Forman Corp., Class B	1,038	49,668
Builders FirstSource Inc.(a)	423	77,333
Bunge Global SA	500	50,880
Burlington Stores Inc.(a)	231	41,566
Cadence Design Systems Inc.(a)	923	254,407
Caesars Entertainment Inc.(a)	693	24,823
Camden Property Trust	359	35,785
Campbell Soup Co.	645	29,483
Capital One Financial Corp.	1,332	191,049
Cardinal Health Inc.	824	84,905
Carlisle Companies Inc.	174	67,556
Carlyle Group Inc. (The)	723	32,390
CarMax Inc.(a)(b)	539	36,636
Carnival Corp.(a)	3,306	48,995
Carrier Global Corp.	2,808	172,664
Catalent Inc.(a)	577	32,225
Caterpillar Inc.	1,734	580,144
Cboe Global Markets Inc.	356	64,489
CBRE Group Inc., Class A(a)	1,022	88,802
CDW Corp./DE	471	113,916
Celanese Corp., Class A	333	51,152
Celsius Holdings Inc.(a)	514	36,633
Cencora Inc.	585	139,844
Centene Corp.(a)	1,893	138,303
CenterPoint Energy Inc.	2,075	60,466
CF Industries Holdings Inc.	679	53,621
Security	Shares	Value

United States (continued)
CH Robinson Worldwide Inc.	390	$27,690
Charles River Laboratories International Inc.(a)	182	41,678
Charles Schwab Corp. (The)	5,211	385,353
Charter Communications Inc., Class A(a)	336	85,996
Cheniere Energy Inc.	828	130,675
Chesapeake Energy Corp.	427	38,379
Chevron Corp.	6,158	993,101
Chipotle Mexican Grill Inc., Class A(a)	94	297,002
Chubb Ltd.	1,385	344,366
Church & Dwight Co. Inc.	846	91,275
Cigna Group (The)	1,002	357,754
Cincinnati Financial Corp.	538	62,241
Cintas Corp.	308	202,769
Cisco Systems Inc.	13,934	654,619
Citigroup Inc.	6,582	403,674
Citizens Financial Group Inc.	1,520	51,847
Cleveland-Cliffs Inc.(a)	1,774	29,981
Clorox Co. (The)	423	62,549
Cloudflare Inc., Class A(a)	977	85,390
CME Group Inc.	1,235	258,905
CMS Energy Corp.	962	58,307
CNH Industrial NV	3,343	38,110
Coca-Cola Co. (The)	14,088	870,216
Cognizant Technology Solutions Corp., Class A	1,665	109,357
Coinbase Global Inc., Class A(a)	607	123,786
Colgate-Palmolive Co.	2,696	247,816
Comcast Corp., Class A	13,958	531,939
Conagra Brands Inc.	1,652	50,849
Confluent Inc.(a)	555	15,607
ConocoPhillips	4,056	509,515
Consolidated Edison Inc.	1,161	109,598
Constellation Brands Inc., Class A	572	144,979
Constellation Energy Corp.	1,115	207,323
Cooper Companies Inc. (The)	708	63,054
Copart Inc.(a)	2,920	158,585
Corning Inc.	2,767	92,362
Corpay Inc.(a)	259	78,254
Corteva Inc.	2,373	128,450
CoStar Group Inc.(a)	1,380	126,311
Costco Wholesale Corp.	1,531	1,106,760
Coterra Energy Inc.	2,623	71,765
Crowdstrike Holdings Inc., Class A(a)	786	229,936
Crown Castle Inc.	1,488	139,545
Crown Holdings Inc.	384	31,515
CSX Corp.	6,900	229,218
Cummins Inc.	484	136,725
CVS Health Corp.	4,411	298,669
Danaher Corp.	2,413	595,094
Darden Restaurants Inc.	424	65,046
Darling Ingredients Inc.(a)	543	23,007
Datadog Inc., Class A(a)	945	118,598
DaVita Inc.(a)	193	26,829
Dayforce Inc.(a)	461	28,292
Deckers Outdoor Corp.(a)	91	74,481
Deere & Co.	930	364,011
Dell Technologies Inc., Class C	857	106,816
Delta Air Lines Inc.	500	25,035
Devon Energy Corp.	2,253	115,309
Dexcom Inc.(a)	1,351	172,104
Diamondback Energy Inc.	577	116,052
Dick’s Sporting Goods Inc.	212	42,599
Digital Realty Trust Inc.	1,019	141,417

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Discover Financial Services	859	$108,861
DocuSign Inc., Class A(a)	624	35,318
Dollar General Corp.	727	101,191
Dollar Tree Inc.(a)	710	83,958
Dominion Energy Inc.	2,942	149,983
Domino's Pizza Inc.	116	61,395
DoorDash Inc., Class A(a)	881	113,878
Dover Corp.	462	82,837
Dow Inc.	2,457	139,803
DR Horton Inc.	1,043	148,617
DraftKings Inc., Class A (a)	1,409	58,558
Dropbox Inc., Class A(a)	1,000	23,160
DTE Energy Co.	698	77,003
Duke Energy Corp.	2,625	257,933
DuPont de Nemours Inc.	1,548	112,230
Dynatrace Inc.(a)	917	41,549
Eastman Chemical Co.	372	35,132
Eaton Corp. PLC	1,376	437,926
eBay Inc.	1,770	91,226
Ecolab Inc.	888	200,821
Edison International	1,335	94,865
Edwards Lifesciences Corp.(a)	2,125	179,924
Electronic Arts Inc.	880	111,602
Elevance Health Inc.	806	426,035
Eli Lilly & Co.	2,773	2,165,990
Emerson Electric Co.	1,986	214,051
Enphase Energy Inc.(a)	455	49,486
Entegris Inc.	537	71,378
Entergy Corp.	693	73,922
EOG Resources Inc.	2,021	267,035
EPAM Systems Inc.(a)	192	45,170
EQT Corp.	1,308	52,438
Equifax Inc.	423	93,140
Equinix Inc.	324	230,400
Equitable Holdings Inc.	1,171	43,222
Equity LifeStyle Properties Inc.	631	38,043
Equity Residential	1,223	78,761
Erie Indemnity Co., Class A, NVS	77	29,465
Essential Utilities Inc.	906	33,141
Essex Property Trust Inc.	221	54,421
Estee Lauder Companies Inc. (The), Class A	802	117,661
Etsy Inc.(a)	423	29,047
Everest Group Ltd.	144	52,763
Evergy Inc.	808	42,380
Eversource Energy	1,226	74,320
Exact Sciences Corp.(a)	641	38,043
Exelon Corp.	3,343	125,630
Expedia Group Inc.(a)	447	60,180
Expeditors International of Washington Inc.	513	57,102
Extra Space Storage Inc.	717	96,279
Exxon Mobil Corp.	13,696	1,619,826
F5 Inc.(a)	193	31,905
FactSet Research Systems Inc.	126	52,528
Fair Isaac Corp.(a)	82	92,933
Fastenal Co.	1,977	134,317
FedEx Corp.	806	210,995
Ferguson PLC	683	143,362
Fidelity National Financial Inc.	869	43,016
Fidelity National Information Services Inc.	2,036	138,285
Fifth Third Bancorp	2,268	82,691
First Citizens BancShares Inc./NC, Class A	39	65,784
First Solar Inc.(a)	370	65,231
Security	Shares	Value

United States (continued)
FirstEnergy Corp.	1,767	$67,747
Fiserv Inc.(a)	2,049	312,821
FMC Corp.	456	26,909
Ford Motor Co.	13,781	167,439
Fortinet Inc.(a)	2,290	144,682
Fortive Corp.	1,191	89,647
Fortune Brands Innovations Inc., NVS	423	30,921
Fox Corp., Class A, NVS	785	24,343
Fox Corp., Class B	577	16,548
Franklin Resources Inc.	1,076	24,576
Freeport-McMoRan Inc.	4,859	242,658
Gaming and Leisure Properties Inc.	858	36,662
Garmin Ltd.	538	77,725
Gartner Inc.(a)	270	111,399
GE HealthCare Technologies Inc., NVS(a)	1,381	105,287
GE Vernova Inc.(a)	927	142,489
Gen Digital Inc.	2,091	42,113
General Dynamics Corp.	802	230,246
General Electric Co.	3,760	608,443
General Mills Inc.	1,980	139,511
General Motors Co.	4,707	209,603
Genuine Parts Co.	496	77,976
Gilead Sciences Inc.	4,228	275,666
Global Payments Inc.	873	107,178
Globe Life Inc.	308	23,460
GoDaddy Inc., Class A(a)	506	61,924
Goldman Sachs Group Inc. (The)	1,126	480,475
Graco Inc.	572	45,874
Halliburton Co.	2,997	112,298
Hartford Financial Services Group Inc. (The)	1,079	104,544
Hasbro Inc.	462	28,321
HCA Healthcare Inc.	693	214,705
Healthpeak Properties Inc.	2,410	44,850
HEICO Corp.	132	27,377
HEICO Corp., Class A	281	46,604
Henry Schein Inc.(a)	399	27,643
Hershey Co. (The)	506	98,124
Hess Corp.	959	151,033
Hewlett Packard Enterprise Co.	4,543	77,231
HF Sinclair Corp.	550	29,838
Hilton Worldwide Holdings Inc.	879	173,409
Hologic Inc.(a)	846	64,101
Home Depot Inc. (The)	3,421	1,143,367
Honeywell International Inc.	2,286	440,581
Hormel Foods Corp.	1,000	35,560
Host Hotels & Resorts Inc.	2,536	47,854
Howmet Aerospace Inc.	1,384	92,382
HP Inc.	3,293	92,500
Hubbell Inc., Class B	182	67,435
HubSpot Inc.(a)	168	101,618
Humana Inc.	424	128,086
Huntington Bancshares Inc./Ohio	4,994	67,269
Huntington Ingalls Industries Inc.	154	42,647
Hyatt Hotels Corp., Class A	162	24,104
IDEX Corp.	272	59,965
IDEXX Laboratories Inc.(a)	284	139,944
Illinois Tool Works Inc.	1,040	253,874
Illumina Inc.(a)	536	65,955
Incyte Corp.(a)	616	32,063
Ingersoll Rand Inc.	1,419	132,421
Insulet Corp.(a)	231	39,718
Intel Corp.	14,481	441,236

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Intercontinental Exchange Inc.	1,976	$254,430
International Business Machines Corp.	3,153	524,029
International Flavors & Fragrances Inc.	846	71,614
International Paper Co.	1,192	41,648
Interpublic Group of Companies Inc. (The)	1,269	38,628
Intuit Inc.	953	596,216
Intuitive Surgical Inc.(a)	1,206	446,968
Invitation Homes Inc.	2,189	74,864
IQVIA Holdings Inc.(a)	614	142,307
Iron Mountain Inc.	961	74,497
J.M. Smucker Co. (The)	385	44,217
Jabil Inc.	444	52,108
Jack Henry & Associates Inc.	230	37,419
Jacobs Solutions Inc., NVS.	423	60,713
Jazz Pharmaceuticals PLC(a)	238	26,359
JB Hunt Transport Services Inc.	270	43,894
Johnson & Johnson	8,240	1,191,422
Johnson Controls International PLC	2,299	149,596
JPMorgan Chase & Co.	9,920	1,902,061
Juniper Networks Inc.	1,162	40,461
Kellanova	884	51,148
Kenvue Inc.	5,910	111,226
Keurig Dr Pepper Inc.	3,873	130,520
KeyCorp	3,327	48,208
Keysight Technologies Inc.(a)	615	90,983
Kimberly-Clark Corp.	1,153	157,419
Kimco Realty Corp.	2,406	44,824
Kinder Morgan Inc.	6,840	125,035
KKR & Co. Inc.	1,954	181,859
KLA Corp.	464	319,831
Knight-Swift Transportation Holdings Inc.	607	28,062
Kraft Heinz Co. (The)	2,911	112,394
Kroger Co. (The)	2,298	127,263
L3Harris Technologies Inc.	666	142,557
Laboratory Corp. of America Holdings	312	62,827
Lam Research Corp.	449	401,590
Lamb Weston Holdings Inc.	487	40,587
Las Vegas Sands Corp.	1,326	58,821
Lattice Semiconductor Corp.(a)	468	32,105
Lear Corp.	192	24,167
Leidos Holdings Inc.	424	59,453
Lennar Corp., Class A	834	126,451
Lennox International Inc.	115	53,293
Liberty Broadband Corp., Class C (a)	430	21,384
Liberty Global Ltd., NVS(a)(b)	989	16,190
Liberty Media Corp.-Liberty Formula One, NVS(a)	692	48,419
Liberty Media Corp.-Liberty SiriusXM, NVS(a)	624	15,013
Linde PLC	1,672	737,285
Live Nation Entertainment Inc.(a)	580	51,568
LKQ Corp.	884	38,127
Lockheed Martin Corp.	759	352,882
Loews Corp.	653	49,073
Lowe's Companies Inc.	1,962	447,316
LPL Financial Holdings Inc.	271	72,934
Lululemon Athletica Inc.(a)	401	144,601
LyondellBasell Industries NV, Class A	920	91,972
M&T Bank Corp.	552	79,703
Manhattan Associates Inc.(a)	211	43,479
Marathon Oil Corp.	2,137	57,378
Marathon Petroleum Corp.	1,300	236,236
Markel Group Inc.(a)	46	67,086
MarketAxess Holdings Inc.	127	25,411
Security	Shares	Value

United States (continued)
Marriott International Inc./MD, Class A	870	$205,433
Marsh & McLennan Companies Inc.	1,679	334,843
Martin Marietta Materials Inc.	205	120,349
Marvell Technology Inc.	3,001	197,796
Masco Corp.	769	52,638
Mastercard Inc., Class A	2,878	1,298,554
Match Group Inc.(a)	993	30,604
McCormick & Co. Inc./MD, NVS	884	67,237
McDonald's Corp.	2,477	676,320
McKesson Corp.	464	249,265
Medtronic PLC	4,584	367,820
MercadoLibre Inc.(a)	154	224,640
Merck & Co. Inc.	8,688	1,122,663
Meta Platforms Inc., Class A	7,615	3,275,745
MetLife Inc.	2,185	155,310
Mettler-Toledo International Inc.(a)	77	94,687
MGM Resorts International(a)	1,053	41,530
Microchip Technology Inc.	1,883	173,198
Micron Technology Inc.	3,769	425,746
Microsoft Corp.	24,239	9,436,970
Mid-America Apartment Communities Inc.	385	50,050
Moderna Inc.(a)	1,107	122,113
Molina Healthcare Inc.(a)	192	65,683
Molson Coors Beverage Co., Class B	654	37,448
Mondelez International Inc., Class A	4,614	331,931
MongoDB Inc., Class A(a)	247	90,199
Monolithic Power Systems Inc.	166	111,109
Monster Beverage Corp.(a)	2,611	139,558
Moody's Corp.	561	207,755
Morgan Stanley	4,224	383,708
Mosaic Co. (The)	1,099	34,498
Motorola Solutions Inc.	577	195,690
MSCI Inc., Class A	274	127,626
Nasdaq Inc.	1,158	69,306
NetApp Inc.	687	70,218
Netflix Inc.(a)	1,505	828,713
Neurocrine Biosciences Inc.(a)	311	42,775
Newmont Corp.	3,989	162,113
News Corp., Class A, NVS	1,307	31,107
NextEra Energy Inc.	7,096	475,219
Nike Inc., Class B	4,158	383,617
NiSource Inc.	1,580	44,019
Nordson Corp.	190	49,056
Norfolk Southern Corp.	768	176,886
Northern Trust Corp.	663	54,625
Northrop Grumman Corp.	492	238,635
NRG Energy Inc.	847	61,551
Nucor Corp.	864	145,610
Nvidia Corp.	8,482	7,328,618
NVR Inc.(a)	11	81,827
NXP Semiconductors NV	884	226,472
Occidental Petroleum Corp.	2,265	149,807
Okta Inc.(a)	594	55,230
Old Dominion Freight Line Inc.	670	121,746
Omnicom Group Inc.	652	60,532
ON Semiconductor Corp.(a)	1,500	105,240
ONEOK Inc.	1,978	156,499
Oracle Corp.	5,645	642,119
O’Reilly Automotive Inc.(a)	205	207,718
Otis Worldwide Corp.	1,422	129,686
Ovintiv Inc.	860	44,135
Owens Corning	296	49,790

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
PACCAR Inc.	1,788	$189,725
Packaging Corp. of America	307	53,105
Palantir Technologies Inc.(a)	6,470	142,146
Palo Alto Networks Inc.(a)	1,082	314,743
Paramount Global, Class B, NVS	1,646	18,748
Parker-Hannifin Corp.	443	241,395
Paychex Inc.	1,114	132,354
Paycom Software Inc.	191	35,904
Paylocity Holding Corp.(a)	140	21,722
PayPal Holdings Inc.(a)	3,587	243,629
Pentair PLC	577	45,635
PepsiCo Inc.	4,712	828,888
Pfizer Inc.	19,343	495,568
PG&E Corp.	6,949	118,897
Philip Morris International Inc.	5,330	506,030
Phillips 66	1,495	214,099
Pinterest Inc., Class A(a)	1,889	63,187
Pioneer Natural Resources Co.	799	215,187
PNC Financial Services Group Inc. (The)	1,369	209,813
Pool Corp.	132	47,854
PPG Industries Inc.	808	104,232
PPL Corp.	2,460	67,552
Principal Financial Group Inc.	782	61,887
Procter & Gamble Co. (The)	8,067	1,316,534
Progressive Corp. (The)	1,990	414,418
Prologis Inc.	3,137	320,131
Prudential Financial Inc.	1,262	139,426
PTC Inc.(a)	429	76,122
Public Service Enterprise Group Inc.	1,729	119,439
Public Storage	536	139,065
PulteGroup Inc.	737	82,117
Qorvo Inc.(a)	313	36,571
Qualcomm Inc.	3,820	633,547
Quanta Services Inc.	486	125,660
Quest Diagnostics Inc.	364	50,298
Raymond James Financial Inc.	653	79,666
Realty Income Corp.	2,827	151,358
Regency Centers Corp.	539	31,920
Regeneron Pharmaceuticals Inc.(a)	371	330,435
Regions Financial Corp.	2,995	57,714
Reliance Inc.	199	56,659
Repligen Corp.(a)	178	29,228
Republic Services Inc., Class A	764	146,459
ResMed Inc.	500	106,995
Revvity Inc.	457	46,829
Rivian Automotive Inc., Class A(a)(b)	2,188	19,473
Robert Half Inc.	384	26,550
Robinhood Markets Inc.(a)	1,444	23,812
ROBLOX Corp., Class A(a)	1,418	50,424
Rockwell Automation Inc.	385	104,320
Roku Inc.(a)	389	22,430
Rollins Inc.	1,042	46,432
Roper Technologies Inc.	366	187,194
Ross Stores Inc.	1,161	150,408
Royal Caribbean Cruises Ltd.(a)	840	117,289
Royalty Pharma PLC, Class A	1,404	38,891
RPM International Inc.	461	49,286
RTX Corp.	4,914	498,869
S&P Global Inc.	1,119	465,314
Salesforce Inc.	3,334	896,646
Samsara Inc.(a)	589	20,574
SBA Communications Corp., Class A	358	66,631
Security	Shares	Value

United States (continued)
Schlumberger NV	4,891	$232,225
Seagate Technology Holdings PLC	716	61,512
SEI Investments Co.	338	22,291
Sempra Energy	2,149	153,933
ServiceNow Inc.(a)	699	484,638
Sherwin-Williams Co. (The)	841	251,972
Simon Property Group Inc.	1,139	160,064
Sirius XM Holdings Inc.(b)	2,469	7,259
Skyworks Solutions Inc.	587	62,568
Snap Inc., Class A, NVS(a)	3,574	53,789
Snap-on Inc.	167	44,749
Snowflake Inc., Class A(a)	961	149,147
Solventum Corp.(a)	477	31,010
Southern Co. (The)	3,799	279,227
Southwest Airlines Co.	538	13,956
SS&C Technologies Holdings Inc.	769	47,593
Stanley Black & Decker Inc.	539	49,265
Starbucks Corp.	3,901	345,200
State Street Corp.	1,133	82,131
Steel Dynamics Inc.	537	69,874
STERIS PLC	346	70,778
Stryker Corp.	1,175	395,388
Sun Communities Inc.	396	44,083
Super Micro Computer Inc.(a)	172	147,714
Synchrony Financial	1,498	65,882
Synopsys Inc.(a)	523	277,499
Sysco Corp.	1,687	125,378
T Rowe Price Group Inc.	769	84,259
Take-Two Interactive Software Inc.(a)	598	85,400
Targa Resources Corp.	733	83,606
Target Corp.	1,602	257,890
TE Connectivity Ltd.	1,076	152,232
Teledyne Technologies Inc.(a)	154	58,748
Teleflex Inc.	154	32,148
Teradyne Inc.	552	64,209
Tesla Inc.(a)	9,840	1,803,475
Texas Instruments Inc.	3,135	553,077
Texas Pacific Land Corp.	63	36,307
Textron Inc.	682	57,690
Thermo Fisher Scientific Inc.	1,327	754,691
TJX Companies Inc. (The)	3,924	369,209
T-Mobile U.S. Inc.	1,782	292,551
Toast Inc.(a)	1,215	28,710
Toro Co. (The)	351	30,744
Tractor Supply Co.	385	105,136
Trade Desk Inc. (The), Class A(a)	1,535	127,175
Tradeweb Markets Inc., Class A	384	39,057
Trane Technologies PLC	765	242,765
TransDigm Group Inc.	186	232,134
TransUnion	615	44,895
Travelers Companies Inc. (The)	798	169,304
Trimble Inc.(a)	884	53,102
Truist Financial Corp.	4,483	168,337
Twilio Inc., Class A(a)	591	35,389
Tyler Technologies Inc.(a)	151	69,694
Tyson Foods Inc., Class A	941	57,072
U.S. Bancorp.	5,365	217,980
Uber Technologies Inc.(a)	6,409	424,724
UDR Inc.	1,084	41,279
U-Haul Holding Co.(b)	342	20,971
UiPath Inc.(a)	1,211	22,973
Ulta Beauty Inc.(a)	162	65,584

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Union Pacific Corp.	2,076	$492,344
United Parcel Service Inc., Class B	2,491	367,373
United Rentals Inc.	230	153,638
United Therapeutics Corp.(a)	156	36,555
UnitedHealth Group Inc.	3,183	1,539,617
Unity Software Inc.(a)(b)	760	18,445
Universal Health Services Inc., Class B	230	39,199
Vail Resorts Inc.	116	21,967
Valero Energy Corp.	1,172	187,368
Veeva Systems Inc., Class A(a)	536	106,428
Ventas Inc.	1,399	61,948
Veralto Corp.	793	74,288
VeriSign Inc.(a)	311	52,708
Verisk Analytics Inc., Class A	493	107,454
Verizon Communications Inc.	14,408	568,972
Vertex Pharmaceuticals Inc.(a)	894	351,172
Vertiv Holdings Co., Class A	1,277	118,761
Viatris Inc.	4,151	48,027
VICI Properties Inc., Class A	3,527	100,696
Visa Inc., Class A	5,448	1,463,387
Vistra Corp.	1,144	86,761
Vulcan Materials Co.	461	118,767
W R Berkley Corp.	693	53,340
Walgreens Boots Alliance Inc.	2,459	43,598
Walmart Inc.	15,231	903,960
Walt Disney Co. (The)	6,307	700,708
Warner Bros Discovery Inc.(a)	8,006	58,924
Waste Connections Inc.	884	143,288
Waste Management Inc.	1,369	284,779
Waters Corp.(a)	204	63,044
Watsco Inc.	116	51,936
WEC Energy Group Inc.	1,077	89,003
Wells Fargo & Co.	12,436	737,704
Welltower Inc.	1,894	180,460
West Pharmaceutical Services Inc.	260	92,945
Western Digital Corp.(a)	1,076	76,213
Westinghouse Air Brake Technologies Corp.	619	99,709
Westlake Corp.	130	19,157
Westrock Co.	884	42,397
Weyerhaeuser Co.	2,575	77,688
Williams Companies Inc. (The)	4,112	157,736
Williams-Sonoma Inc.	209	59,937
Willis Towers Watson PLC	362	90,913
Workday Inc., Class A(a)	719	175,961
WP Carey Inc.	704	38,607
WW Grainger Inc.	154	141,888
Wynn Resorts Ltd.	326	29,878
Xcel Energy Inc.	1,895	101,818
Xylem Inc./New York	848	110,834
Yum! Brands Inc.	937	132,351
Zebra Technologies Corp., Class A(a)	166	52,217
Zillow Group Inc., Class C (a)	500	21,285
Zimmer Biomet Holdings Inc.	692	83,234
Zoetis Inc.	1,573	250,485
Zoom Video Communications Inc., Class A(a)	897	54,807
Zscaler Inc.(a)	312	53,957
		151,502,861
Total Common Stocks — 99.6%
(Cost: $197,469,726)	.	200,900,756
Security	Shares	Value

Preferred Stocks

Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	193	$19,831
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	383	34,097
Henkel AG & Co. KGaA, Preference Shares, NVS	615	48,857
Porsche Automobil Holding SE, Preference Shares, NVS	538	27,412
Sartorius AG, Preference Shares, NVS	88	26,308
Volkswagen AG, Preference Shares, NVS	698	85,508
		242,013
Total Preferred Stocks — 0.1%
(Cost:$404,465)		242,013

Warrants

Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(f)	72	—

Total Warrants — 0.0%
(Cost: $—)		—

Total Long-Term Investments — 99.7%
(Cost: $197,874,191)		201,142,769

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(e)(g)(h)	248,590	248,664
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(e)(g)	160,000	160,000

Total Short-Term Securities — 0.2%
(Cost: $408,499)		408,664

Total Investments — 99.9%
(Cost: $198,282,690)		201,551,433

Othe Assets Less Liabilities — 0.1%		218,700

Net Assets — 100.0%		$201,770,133

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rounds to less than 1.

(e)	Affiliate of the Fund.

(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
April 30, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,208,523	$—	$(1,959,115	)(a)	$(64)	$(680)	$248,664	248,590	$5,200	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	280,000	—	(120,000	)(a)	—	—	160,000	160,000	10,671		—
BlackRock Inc.	403,412	—	(24,825)		(4,653)	8,668	382,602	507	7,851		—
					$(4,717)	$7,988	$791,266		$23,722		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Euro STOXX 50 Index	6	06/21/24	$312	$(6,111)
S&P 500 E-Mini Index	1	06/21/24	253	(7,432)
				$(13,543)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
April 30, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$158,714,970	$42,185,786	$—	$200,900,756
Preferred Stocks	—	242,013	—	242,013
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	408,664	—	—	408,664
	$159,123,634	$42,427,799	$—	$201,551,433
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(7,432)	$(6,111)	$—	$(13,543)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
S&P	Standard & Poor's